Stock Compensation - Amended and Restated 1997 Stock Option Plan of Global-Tech - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period	2 years 9 months 11 days	3 years 10 months 6 days	4 years 7 months 6 days
Number of options, Forfeited	20,000		5,950
Exercise price of option	$ 8.99		$ 21.26
Number of options, expired		65,500
Exercise price of option, expired		$ 30.55
Number of options, Outstanding, Granted			86,000
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	400,000
Stock option plan expiration date	Sep. 17, 2008
Percentage of fair market value of stock granted	110.00%
Number of options, Forfeited	0		5,950
Number of options, expired		65,500
Number of options, Outstanding, Granted	0
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option			$ 15.60
Exercise price of option, expired		$ 30.40
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option			$ 30.56
Exercise price of option, expired		$ 30.56
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Minimum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of ISO granted	10 years
Options exercisable period	10 years
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Maximum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of ISO granted	5 years